Consolidated Statements of Changes in Temporary Equity and Shareholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Adjustment to additional paid in capital stock issuance costs	$ 9,293
Merger And Pipe Financing [Member]
Adjustment to additional paid in capital stock issuance costs	38,215
Additional Equity Offering [Member]
Adjustment to additional paid in capital stock issuance costs	$ 583